Short-term Investments - Classification (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term Investments
Time deposits and held-to-maturity debt securities	¥ 113,872,353	$ 16,509,939	¥ 86,203,296
Trading securities	6,917	1,003	313,322
Investments in convertible bonds	1,233,284	178,809
Short-term investments, Total	¥ 115,112,554	$ 16,689,751	¥ 86,516,618